Subsequent Event (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Subsequent Event
Proceeds from sales of partial interests in unproved properties	$ 592,702	$ 34,667	$ 2,100,000
Recognized gain from divestures	$ 402,901	$ 34,467	$ 1,200,000